Related parties	6 Months Ended
Jun. 30, 2025
Related party transactions [abstract]
Related parties	Related parties
Related party transactions as of 30 June 2025 are as follows:

	Purchases / interest	Sold service	Receivables	Payables/ borrowings
Alvogen Lux Holdings S.à r.l. – Sister company	3,925	—	—	—
Aztiq Consulting ehf. – Sister company	210	32	4	17
Flóki-Art ehf. - Sister company	—	—	—	444
Alvogen Iceland ehf. - Sister company	6	—	—	—
Alvogen ehf. - Sister company	—	22	—	—
Alvogen UK - Sister company	93	—		39
Alvogen Finance B.V. - Sister Company	415	—	—	—
Alvogen Inc. - Sister company	37	3	—	656
Alvogen Malta Sh. Services - Sister company	13	—	—	—
Adalvo Limited - Sister company	621	184	169	718
L41 ehf. - Sister company	36	—	—	—
Lotus Pharmaceuticals Co. Ltd. - Sister company	1	—	—	1
Flóki Invest ehf - Sister company	516	—	—	72
Alvogen Spain SL - Sister company	—	—	—	15
Norwich Clinical Services Ltd - Sister company	738	—	—	97
Hlíðarvegur 20 ehf.	18	—	—	—
Fasteignafélagið Eyjólfur ehf - Sister company	7,707	—	—	99,259
Flóki fasteignir ehf. - Sister company	1,324	—	—	14,809
	15,660	241	173	116,127
Related party transactions for the six months ended 30 June 2024 and as of 31 December 2024 are as follows:

	30 June 2024		31 December 2024
	Purchased service / interest	Sold service	Receivables	Payables/ borrowings
Alvogen Lux Holdings S.à r.l. – Sister company (a)	6,773	—	—	—
ATP Holdings ehf. - Sister company (a)	4,637	—	—	—
Aztiq Fjárfestingar ehf. - Sister company	—	32	—	—
Aztiq Consulting ehf. - Sister company	113	—	—	2
Flóki-Art ehf. - Sister company	52	—	—	410
Alvogen Iceland ehf. - Sister company	25	—	—	—
Alvogen ehf. - Sister company	—	55	18	—
Alvogen UK - Sister company	110	—	—	76
Alvogen Finance B.V. - Sister company	195	—	—	—
Alvogen Inc. - Sister company	213	—	3	619
Adalvo Limited - Sister company	138	155	97	149
Adalvo UK - Sister company	—	—	—	—
Flóki Invest ehf. - Sister company	419	—	—	60
L41 ehf. - Sister company	52		—	—
Alvogen Spain SL - Sister Company	—	—	—	14
Norwich Clinical Services Ltd - Sister company	369	—	—	177
Fasteignafélagið Eyjólfur ehf - Sister company	4,127	—	—	87,946
Flóki fasteignir ehf. - Sister company	1,157	—	—	10,937
	18,380	242	118	100,390
(a)The full amount of purchased service relates to interest expenses from long-term liabilities.